ORGANISATION AND NATURE OF OPERATIONS (Details)		12 Months Ended
	Jul. 06, 2021 $ / shares shares	Dec. 31, 2022 employee	Dec. 31, 2021 employee
ORGANISATION AND NATURE OF OPERATIONS
Number of employees | employee		3,834	3,789
IFRS IPO | Class B ordinary shares
ORGANISATION AND NATURE OF OPERATIONS
Number of shares/ADS offered	65,251,000
IFRS IPO | ADS
ORGANISATION AND NATURE OF OPERATIONS
Number of shares/ADS offered	65,251,000
Price per ADS | $ / shares	$ 12.00
IFRS IPO | ADS Offered By Entity
ORGANISATION AND NATURE OF OPERATIONS
Number of shares/ADS offered	41,670,000
IFRS IPO | ADS Offered By Shareholder
ORGANISATION AND NATURE OF OPERATIONS
Number of shares/ADS offered	23,581,000
IFRS Over-Allotment Option | ADS Offered By Shareholder
ORGANISATION AND NATURE OF OPERATIONS
Number of shares/ADS offered	8,511,000